Shareholders' equity - Dividend (Details) - € / shares	Jul. 27, 2022	Jul. 01, 2022	May 25, 2022	Apr. 27, 2022	Apr. 01, 2022	Jan. 13, 2022	Oct. 01, 2021
Dividend
Dividend approved for the 2021 fiscal year (in Euros per share)			€ 2.64
Percentage of increase in interim dividend per share				5.00%
First interim
Dividend
Dividend paid (in Euros per share)							€ 0.66
Interim dividend set by Board of Directors (in Euros per share)				€ 0.69
Second interim
Dividend
Dividend paid (in Euros per share)						€ 0.66
Interim dividend set by Board of Directors (in Euros per share)	€ 0.69
Third interim
Dividend
Dividend paid (in Euros per share)					€ 0.66
Final
Dividend
Dividend paid (in Euros per share)		€ 0.66